Share-based payment arrangements - Transaction based incentive plan 2019 (Cash-settled) (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 08, 2019 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) tranche $ / shares	Dec. 31, 2018 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			5 years
Number of vesting tranches | tranche			4
Expense from share-based payment transactions with employees | $		$ 140	$ 0	$ 37
Transaction based incentive plan 2019 | Phantom Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			5 years
Equity instruments granted (in shares) | shares	1,200,000
Expense from share-based payment transactions with employees | $		$ 400	$ 1,800
Number of phantom stocks outstanding (in shares) | shares		704,000
Transaction based incentive plan 2019 | Second anniversary | Phantom Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage			12.00%
Target share price (in USD per share)			$ 12
Transaction based incentive plan 2019 | Third anniversary | Phantom Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage			19.00%
Target share price (in USD per share)			$ 14
Transaction based incentive plan 2019 | Fourth anniversary | Phantom Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage			25.00%
Target share price (in USD per share)			$ 16
Transaction based incentive plan 2019 | Tranche Four | Phantom Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage			44.00%
Target share price (in USD per share)			$ 18